Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Reconciliation of Reportable Segment Revenue, Expenses and Profit

The following table is a reconciliation of the reportable segment revenues, expenses and profit to the Company’s consolidated totals.

	Retail and
	Commercial	Mortgage	Receivables	Elimination
	Banking	Division (1)	Factoring	Entries (2)	Total
Three Months Ended June 30, 2015:
Interest income	$10,051	113	3,048	(498)	12,714
Interest expense	1,034	37	498	(498)	1,071

Net interest income	9,017	76	2,550	—	11,643
Provision for loan and lease losses	428	—	(308)	—	120
Noninterest income	377	1,829	—	—	2,206
Noninterest expense	6,873	1,453	1,290	—	9,616

Net earnings before tax and noncontrolling interest	2,093	452	1,568	—	4,113
Income tax expense	721	172	371	—	1,264
Noncontrolling interest	—	—	(593)	—	(593)

Net earnings atributable to National Commerce Corporation	$1,372	280	604	—	2,256

Six Months Ended June 30, 2015:
Interest income	$19,566	197	6,161	(1,017)	24,907
Interest expense	2,032	66	1,017	(1,017)	2,098

Net interest income	17,534	131	5,144	—	22,809
Provision for loan and lease losses	429	—	(148)	—	281
Noninterest income	924	3,017	29	—	3,970
Noninterest expense	13,789	2,493	2,624	—	18,906

Net earnings before tax and noncontrolling interest	4,240	655	2,697	—	7,592
Income tax expense	1,485	249	622	—	2,356
Noncontrolling interest	—	—	(1,059)	—	(1,059)

Net earnings atributable to National Commerce Corporation	$2,755	406	1,016	—	4,177

Total assets as of June 30, 2015	$1,213,137	13,750	97,687	(67,960)	1,256,614

Three Months Ended June 30, 2014:
Interest income	$6,328	121	—	—	6,449
Interest expense	599	35	—	—	634

Net interest income	5,729	86	—	—	5,815
Provision for loan and lease losses	—	—	—	—	—
Noninterest income	166	1,160	—	—	1,326
Noninterest expense	4,471	964	—	—	5,435

Net earnings before tax and noncontrolling interest	1,424	282	—	—	1,706
Income tax expense	461	107	—	—	568
Noncontrolling interest	—	—	—	—	—

Net earnings atributable to National Commerce Corporation	$963	175	—	—	1,138

Six Months Ended June 30, 2014:
Interest income	$12,466	191	—	—	12,657
Interest expense	1,238	55	—	—	1,293

Net interest income	11,228	136	—	—	11,364
Provision for loan and lease losses	—	—	—	—	—
Noninterest income	324	1,969	—	—	2,293
Noninterest expense	8,583	1,733	—	—	10,316

Net earnings before tax and noncontrolling interest	2,969	372	—	—	3,341
Income tax expense	1,019	141	—	—	1,160
Noncontrolling interest	—	—	—	—	—

Net earnings atributable to National Commerce Corporation	$1,950	231	—	—	2,181

Total assets as of June 30, 2014	$771,275	11,922	—	—	783,197

(1)	Noninterest income for the Mortgage Division segment includes intercompany income allocation.
(2)	Entry to remove intercompany interest allocated to the Receivables Factoring segment. For segment reporting purposes, we allocate funding costs to the Receivables Factoring segment at the Fed Funds rate plus 2.5%.

The following table is a reconciliation of the reportable segment revenues, expenses and profit to the Company’s consolidated totals.

	Retail and Commercial Banking	Mortgage Division (1)	Receivables Factoring	Elimination Entries (2)	Total
Twelve Months Ended December 31, 2014:
Interest income	$27,144	410	4,345	(557)	31,342
Interest expense	2,746	123	731	(731)	2,869

Net interest income	24,398	287	3,614	174	28,473
Provision for loan and lease losses	—	—	804	174	978
Noninterest income	811	4,199	22	—	5,032
Noninterest expense	18,048	3,681	1,724	—	23,453

Net earnings before tax & noncontrolling interest	7,161	805	1,108	—	9,074
Income tax expense	2,627	306	226	—	3,159
Noncontrolling interest	—	—	(512)	—	(512)

Net earnings attributable to National Commerce Corporation	$4,534	499	370	—	5,403

Total assets as of December 31, 2014	$1,099,191	9,329	105,330	(75,424)	1,138,426

Twelve Months Ended December 31, 2013:
Interest income	$22,893	419	—	—	23,312
Interest expense	2,471	142	—	—	2,613

Net interest income	20,422	277	—	—	20,699
Provision for loan and lease losses	—	—	—	—	—
Noninterest income	617	4,685	—	—	5,302
Noninterest expense	15,819	3,866	—	—	19,685

Net earnings before tax & noncontrolling interest	5,220	1,096	—	—	6,316
Income tax expense	1,894	416	—	—	2,310
Noncontrolling interest	—	—	—	—	—

Net earnings attributable to National Commerce Corporation	$3,326	680	—	—	4,006

Total assets as of December 31, 2013	$784,622	7,159	—	—	791,781

Twelve Months Ended December 31, 2012:
Interest income	$19,517	435	—	—	19,952
Interest expense	3,128	152	—	—	3,280

Net interest income	16,389	283	—	—	16,672
Provision for loan and lease losses	125	—	—	—	125
Noninterest income	760	3,905	—	—	4,665
Noninterest expense	14,912	3,172	—	—	18,084

Net earnings before tax & noncontrolling interest	2,112	1,016	—	—	3,128
Income tax expense	685	386	—	—	1,071
Noncontrolling interest	—	—	—	—	—

Net earnings attributable to National Commerce Corporation	$1,427	630	—	—	2,057

Total assets as of December 31, 2012	$679,523	13,836	—	—	693,359

(1)	Noninterest income for mortgage division includes intercompany income allocation.
(2)	Entry to remove intercompany interest allocated to the receivables factoring segment and other purchase related adjustments. For segment reporting purposes, we allocate a funding cost of Fed Funds plus 2.5% to the factoring segment.